UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2009
                                                     ---------------------------

Check here if Amendment [ ];    Amendment Number:
                                                  --------

This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NE  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                        --------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                  Brian Simmons
                           -----------------------------------------------------
      Title:                 Chief Compliance Officer
                           -----------------------------------------------------
      Phone:                 (404) 949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Simmons                Atlanta, Georgia                1/13/10
---------------------------     -------------------------------    -------------
        [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                                 ------------------

Form 13F Information Table Entry Total:                  63
                                                 ------------------

Form 13F Information Table Value Total:          $    261,123
                                                  -----------------
                                                     (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- ------------- --------- ---------- ----------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                VALUE      SHRS OR    SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS       CUSIP    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- ------------- --------- ---------- ------------ ----- ---- ---------- -------- -------- ------ -----
CATALYST HEALTH SOLUTIONS INC     COM         14888B103    5,653       155,000    SH         SOLE               5,653
TRUE RELIGION APPAREL INC         COM         89784N104    4,068       220,000    SH         SOLE               4,068
MEDCO HEALTH SOLUTIONS INC        COM         58405U102    6,711       105,000    SH         SOLE               6,711
BAXTER INTL INC                   COM         071813109    5,868       100,000    SH         SOLE               5,868
CHECK POINT SOFTWARE TECH LTD     COM         M22465104    5,421       160,000    SH         SOLE               5,421
ROCKWELL COLLINS INC              COM         774341101    5,702       103,000    SH         SOLE               5,702
DOLLAR TREE INC                   COM         256746108    5,313       110,000    SH         SOLE               5,313
SCHEIN HENRY INC                  COM         806407102    5,786       110,000    SH         SOLE               5,786
LINCARE HLDGS INC                 COM         532791100    4,271       115,000    SH         SOLE               4,271
MEDTRONIC INC                     COM         585055106    5,805       132,000    SH         SOLE               5,805
NU SKIN ENTERPRISES INC           COM         67018T105    4,837       180,000    SH         SOLE               4,837
WALGREEN CO                       COM         931422109    6,059       165,000    SH         SOLE               6,059
Watson Wyatt Worldwide Inc-A      COM         942712100    3,089        65,000    SH         SOLE               3,089
Mednax Inc                        COM         58502B106    4,959        82,500    SH         SOLE               4,959
MARKET VECTORS ETF TR             COM         57060U589    6,435       250,000    SH         SOLE               6,435
ARRIS GROUP INC                   COM         04269Q100      800        70,000    SH         SOLE                 800
ARROW ELECTRS INC                 COM         042735100    1,599        54,000    SH         SOLE               1,599
AVNET INC                         COM         053807103    1,629        54,000    SH         SOLE               1,629
BROADRIDGE FINL SOLUTIONS INC     COM         11133T103    1,579        70,000    SH         SOLE               1,579
EMERGENCY MEDICAL SVCS CORP       COM         29100P102    1,137        21,000    SH         SOLE               1,137
HILL ROM HLDGS INC                COM         431475102      816        34,000    SH         SOLE                 816
JABIL CIRCUIT INC                 COM         466313103    1,563        90,000    SH         SOLE               1,563
SYNNEX CORP                       COM         87162W100      828        27,000    SH         SOLE                 828
TYCO ELECTRONICS LTD SWITZERLD    COM         H8912P106    1,571        64,000    SH         SOLE               1,571
TERNIUM SA                        COM         880890108    1,629        46,000    SH         SOLE               1,629
HUBBELL INC CL-B                  COM         2442291      1,608        34,000    SH         SOLE               1,608
Texas Instruments                 COM         2885409      6,515       250,000    SH         SOLE               6,515
Western Digital Corporation       COM         958102105    3,400        77,000    SH         SOLE               3,400
WellPoint Inc.                    COM         94973V107    4,372        75,000    SH         SOLE               4,372
EXPRESS SCRIPT INC                COM         2326469      6,309        73,000    SH         SOLE               6,309
TELETECH HOLDINGS INC             COM         2892885      5,983       298,700    SH         SOLE               5,983
HUMANA INC                        COM         2445063      4,608       105,000    SH         SOLE               4,608
CLEVELAND-CLIFFS INC              COM         18683K101    4,609       100,000    SH         SOLE               4,609
ANIXTER INTERNATIONAL INC         COM         2468844      1,601        34,000    SH         SOLE               1,601
RELIANCE STEEL & ALUMINUM         COM         2729068      1,729        40,000    SH         SOLE               1,729
MASTERCARD INC CLASS A            COM         B121557      5,939        23,200    SH         SOLE               5,939
FOSTER WHEELER LTD                COM         B4Y5TZ6      6,477       220,000    SH         SOLE               6,477
CIGNA CORP                        COM         125509109    2,998        85,000    SH         SOLE               2,998
DECKERS OUTDOOR CORP              COM         2267278      5,992        58,906    SH         SOLE               5,992
FAMILY DOLLAR STORES              COM         2331225      6,262       225,000    SH         SOLE               6,262
MERCK & CO INC                    COM         58933Y105    5,116       140,000    SH         SOLE               5,116
EMC CORP/MASS                     COM         268648102    3,319       190,000    SH         SOLE               3,319
FLUOR CORP                        COM         343412102    5,630       125,000    SH         SOLE               5,630
NOVARTIS AG-ADR                   COM         2620105      5,606       103,000    SH         SOLE               5,606
AETNA INC                         COM         00817Y108    5,167       163,000    SH         SOLE               5,167
FOREST LABORATORIES INC           COM         345838106    5,523       172,000    SH         SOLE               5,523
MCKESSON CORP                     COM         58155Q103    5,688        91,000    SH         SOLE               5,688
AMEDISYS INC                      COM         023436108    6,318       130,000    SH         SOLE               6,318
FLEXTRONICS INTL LTD              COM         Y2573F102    3,290       450,000    SH         SOLE               3,290
COMPUTER SCIENCES CORP            COM         205363104    1,870        32,500    SH         SOLE               1,870
STONE ENERGY CORP                 COM         861642106    4,242       235,000    SH         SOLE               4,242
STEC INC                          COM         784774101    1,634       100,000    SH         SOLE               1,634
ACCENTURE LTD BERMUDA             COM         G1150G111    5,603       135,000    SH         SOLE               5,603
MARKET VECTORS ETF TR             COM         57060U100    5,199       112,500    SH         SOLE               5,199
EMCOR GROUP INC                   COM         29084Q100      807        30,000    SH         SOLE                 807
PERFECT WORLD CO LTD              COM         71372U104    1,972        50,000    SH         SOLE               1,972
VAALCO ENERGY INC                 COM         91851C201    1,943       426,977    SH         SOLE               1,943
ALMOST FAMILY INC                 COM         020409108    5,534       140,000    SH         SOLE               5,534
STRYKER CORP                      COM         863667101    5,541       110,000    SH         SOLE               5,541
AEROPOSTALE                       COM         007865108    6,470       190,000    SH         SOLE               6,470
ETFS NATURAL GAS                  COM         B15KY10      5,859    10,278,637    SH         SOLE               5,859
FOREST OIL CORP                   COM         346091705    3,004       135,000    SH         SOLE               3,004
WILLIAMS PARTNERS L P             COM         96950F104    4,264       139,016    SH         SOLE               4,264